UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23023

Montage Managers Trust
 (Exact name of registrant as specified in charter)

11300 Tomahawk Creek Parkway, Suite 200
Leawood, Kansas 66211
  (Address of principal executive offices) (Zip code)

Gary Henson, President
Montage Managers Trust
c/o Montage Investments
11300 Tomahawk Creek Parkway, Suite 200
Leawood, Kansas 66211
  (Name and address of agent for service)

Registrant's telephone number, including area code: (913) 647-9782

Date of fiscal year end: November 30, 2016

Date of reporting period: June 30, 2016

Item 1. Proxy Voting Record.

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Enbridge Income Fund Holdings Inc.	8/20/2015	29251R105	ENF CA
The resolution approving the acquisition by an indirect subsidiary of Enbridge Income Fund (The "Fund") of entities that own certain assets, including Canadian Liquids Pipeline and Renewable Power Generation assets currently directly or indirectly owned by Enbridge Inc. and related transactions
					For	For	Issuer

Amendments or variations to the matters identified in the notice of meeting and such other business as may properly come before the meeting or any adjournment thereof at the discretion of the proxyholder
					Abstain	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
AGL Resources Inc.	11/19/2015	001204106	AGL	Proposal to approve the Agreement and Plan of Merger, dated August 23, 2015, by and among the Southern Company, AMS Corp. and AGL Resources Inc.	For	For	Issuer

Proposal to approve a non-binding, advisory proposal to approve the compensation that may be paid or may become payable to the Company's named executive officers in connection with, or following, the consummation of the merger.
					For	For	Issuer

Proposal to approve the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the Merger Agreement.
					For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Markwest Energy Partners LP	12/1/2015	570759100	MWE
Proposal to approve the Agreement and Plan of Merger, dated as of July 11, 2015, as such agreement may be amended from time to time, by and among MPLX LP, MPLX GP LLC, Marathon Petroleum Corporation, Sapphire HoldCo LLC and Markwest Energy Partners, L.P., and the transaction contemplated thereby.
					For	For	Issuer

Proposal to approve, on an advisory, non-binding basis, the merger-related compensation payments that may become payable to Markwest Energy Partners, L.P.'s named executive officers in connection with the merger.
					For	For	Issuer

				Proposal to approve the adjournment of the Special Meeting, if necessary to solicit additional proxies if there are not sufficient votes to approve Proposal 1 at the time of the Special Meeting	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Sunoco Logistics Partners L.P.	12/1/2015	86764L108	SXL
Approval of the Sunoco Partners LLC Long-Term Incentive Plan, as proposed to be amended and restated, which, among other things, provides for an increase in the maximum number of common units reserved and available for delivery with respect to awards under the Sunoco Partners LLC Long-Term Incentive Plan, as amended and restated as of October 24, 2012, by 10,000,000 common units (the "LTIP Proposal").
					For	For	Issuer

Approval of the adjournment of the Special Meeting to a later date or dates, if necessary or appropriate, to solicit additional proxies in the event there are not sufficient votes at the time of the Special Meeting to approve the LTIP Proposal
					For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
New Jersey Resources Corporation	1/20/2016	646025106	NJR	Election of Directors: 1. Lawrence R. Codey 2. Laurence M. Downes 3. Robert B. Evans 4. Alfred C. Koeppe	For	For	Issuer

				To approve a non-binding advisory resolution approving the compensation of the Company's named executive officers.	For	For	Issuer

				To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2016.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
NuStar Energy LP	1/28/2016	67058H102	NS	To approve the NuStar GP, LLC Fifth Amended and Restated 2000 Long-Term Incentive Plan (the "Amended Plan").	For	For	Issuer

To consider and vote upon the proposal to adjourn the special meeting, if necessary, to solicit additional proxies if there are not sufficient votes to approve the Amended Plan at the time of the special meeting.
					For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
The Laclede Group, Inc.	1/28/2016	505597104	LG	Election of Directors: 1. Brenda D. Newberry 2. Suzanne Sitherwood 3. Mary Ann Van Lokeren	For	For	Issuer

				Reapprove The Laclede Group Annual Incentive Plan, as Amended.	For	For	Issuer

				Ratify the appointment of Deloitte & Touche LLP as our independent registered public accountant for the 2016 fiscal year.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Targa Resources Corp.	2/12/2016	87612G101	TRGP
To consider and vote upon a proposal to approve the issuance of shares of common stock of Targa Resources Corp. (the "Company") in connection with the merger contemplated by the Agreement and Plan of Merger, dated as of November 2, 2015, by and among the Company, Spartan Merger Sub LLC, Targa Resources Partners LP and Targa Resources GP LLC ("TRP GP");
					Not Voted	Not Voted	Issuer

To consider and vote upon a proposal to approve one or more adjournments of the special meeting if necessary or appropriate to solicit additional proxies if there are not sufficient votes to approve the Company's stock issuance proposal.
					Not Voted	Not Voted	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Targa Resources Partners, LP	2/12/2016	87611X105	NGLS
To consider and vote upon a proposal to approve the Agreement and Plan of Merger, dated as of November 2, 2015, by and among Targa Resources Corp ("TRC"), Spartan Merger Sub LLC, Targa Resources Partners LP (the "Partnership") and Targa Resources GP LLC ("TRP GP").
					Not Voted	Not Voted	Issuer

To consider and vote upon, on an advisory, non-binding basis, the compensation payments that may be paid or become payable to the Partnership's named executive officers in connection with the Merger, which is referred to as the "TRP Compensation Proposal."
					Not Voted	Not Voted	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
WGL Holdings, Inc.	3/1/2016	92924F106	WGL
Election of Directors:
1. Michael D. Barnes
2. Stephen C. Beasley
3. George P. Clancy, Jr.
4. James W. Dyke, Jr.
5. Nancy C. Floyd
6. Linda R. Gooden
7. James F. Lafond
8. Debra L. Lee
9. Terry D. McCallister
10. Dale S. Rosenthal
					Not Voted	Not Voted	Issuer

				To approve, by advisory vote, compensation paid to certain executive officers.	Not Voted	Not Voted	Issuer

				To approve the 2016 Omnibus Incentive Compensation Plan.	Not Voted	Not Voted	Issuer

				To ratify the appointment of Deloitte & Touche LLP as independent public accountants for fiscal year 2016.	Not Voted	Not Voted	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
National Fuel Gas Company	3/10/2016	636180101	NFG	Election of Directors: 1. David C. Carroll 2. Joseph N. Jaggers 3. David F. Smith 4. Craig G. Matthews	Not Voted	Not Voted	Issuer

				Advisory approval of named executive officer compensation	Not Voted	Not Voted	Issuer

				Amendment and reapproval of the 2009 Non-Employee Director Equity Compensation Plan	Not Voted	Not Voted	Issuer

				Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for fiscal 2016	Not Voted	Not Voted	Issuer

				Stockholder Proposal	Not Voted	Not Voted	Shareholder

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Piedmont Natural Gas Company, Inc.	3/17/2016	720186105	PNY
Election of Directors:
1. Mr. Gary A. Garfield (Class III director)
2. Dr. Frankie T. Jones, Sr. (Class III director)
3. Ms. Vicki McElreath (Class III director)
4. Mr. Thomas E. Skains (Class III director)
5. Mr. Phillip D. Wright (Class III director)
6. Mr. Thomas M. Pashley (Class II director)
					For	For	Issuer

				Ratification of the appointment of Deloitte & Touche LLP as the Company's independent registrered public accounting firm for fiscal year 2016.	For	For	Issuer

				Advisory vote to approve named executive officer compensation.	For	For	Issuer

				Approval of the Company's amended and restated Incentive Compensation Plan.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Spectra Energy Corp	4/26/2016	847560109	SE
Election of Directors:
1a. Gregory L. Ebel
1b. F. Anthony Comper
1c. Austin A. Adams
1d. Joseph Alvarado
1e. Pamela L. Carter
1f. Clarence P. Cazalot Jr
1g. Peter B. Hamilton
1h. Miranda C. Hubbs
1i. Michael McShane
1j. Michael G. Morris
1k. Michael E.J. Phelps
					For	For	Issuer

				Ratification of the appointment of Deloitte & Touche LLP as Spectra Energy Corp's Independent Registered Public Accounting firm for fiscal year 2016.	For	For	Issuer

				Approval of Spectra Energy Corp 2007 Long-Term Incentive Plan, as amended and restated.	For	For	Issuer

				Approval of Spectra Energy Corp Executive Short-Term Incentive Plan, as amended and restated.	For	For	Issuer

				An advisory resolution to approve executive compensation.	For	For	Issuer

				Shareholder proposal concerning disclosure of political contributions.	Against	For	Shareholder

				Shareholder proposal concerning the activities of lobbying activities.	Against	For	Shareholder

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Archrock, Inc.	4/27/2016	03957W106	AROC	Election of Directors:
				1. Anne-Marie N. Ainsworth	For	For	Issuer
				2. Wendell R. Brooks	For	For	Issuer
				3. D. Bradley Childers	For	For	Issuer
				4. Gordon T. Hall	For	For	Issuer
				5. Frances Powell Hawes	For	For	Issuer
				6. J.W.G. Honeybourne	For	For	Issuer
				7. James H. Lytal	For	For	Issuer
				8. Mark A. McCollum	For	For	Issuer

				Ratification of the appointment of Deloitte & Touche LLP as Archrock, Inc.'s independent registered public accounting firm for fiscal year 2016	For	For	Issuer

				Approval of the Second Amendment to the Archrock, Inc. 2013 Stock Incentive Plan	For	For	Issuer

				Advisory, non-binding vote to approve the compensation provided to the Company's Named Executive Officers for 2015	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
NuStar GP Holdings, LLC	4/27/2016	67059L102	NS	Election of Directors: 1. William E. Greehey 2. Jelynne LeBlanc-Burley	For	For	Issuer

				To ratify the appointment of KPMG LLP as NuStar GP Holdings, LLC's independent registered public accounting firm for 2016.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
DCP Midstream Partners, L.P.	4/28/2016	23311P100	DPM	To approve the DCP Midstream Partners, LP 2016 Long-Term Incentive Plan (the "Plan").	For	For	Issuer

To approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to solicit additional proxies in the event there are insufficient votes at the time of the special meeting to approve the Plan.
					For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
The Laclede Group, Inc.	4/28/2016	505597104	LG	Approve an amendment to the Company's Articles of Incorporation to change the Company's name to Spire Inc.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
South Jersey Industries, Inc.	4/29/2016	838518108	SJI
Election of Directors (term expiring 2017):
1a. Sarah M. Barpoulis
1b. Thomas A. Bracken
1c. Keith S. Campbell
1d. Sheila Hartnett-Devlin, CFA
1e. Victor A. Fortkiewkz
1f. Walter M. Higgins III
1g. Sunita Holzer
1h. Joseph H. Petrowski
1i. Michael J. Renna
1j. Frank L. Sims
					For	For	Issuer

				To hold an advisory vote to approve executive compensation.	For	For	Issuer

				To ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm for 2016.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
TransCanada Corporation	4/29/2016	89353D107	TRP	Election of Directors:
				1. Kevin E. Benson	For	For	Issuer
				2. Derek H. Burney	For	For	Issuer
				3. Russell K. Girling	For	For	Issuer
				4. S. Barry Jackson	For	For	Issuer
				5. John E. Lowe	For	For	Issuer
				6. Paula Rosput Reynolds	For	For	Issuer
				7. John Richels	For	For	Issuer
				8. Mary Pat Salomone	For	For	Issuer
				9. Indira V. Samarasekera	For	For	Issuer
				10. D. Michael G. Stewart	For	For	Issuer
				11. Siim A. Vanaselja	For	For	Issuer
				12. Richard E. Waugh	For	For	Issuer

				Resolution to appoint KPMG LLP, Chartered Professional Accountants as auditors and authorize the directors to fix their remuneration.	For	For	Issuer

				Resolution to accept TransCanada's approach to executive compensation, as described in The Management Information Circular.	For	For	Issuer

				Resolution approving the amendments to TransCanada's stock option plan and to increase the number of shares reserved for issue by 10,000,000, as described in the Management Information Circular.	For	For	Issuer

				Resolution to continue and approve the amended and restated shareholder rights plan dated April 29, 2013, as described in the Management Information Circular.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Chesapeake Utilities Corporation	5/4/2016	165303108	CPK	Election of Directors:
				1. Eugene H. Bayard	For	For	Issuer
				2. Paul L. Maddock, Jr.	For	For	Issuer
				3. Michael P. McMasters	For	For	Issuer

				Cast a non-binding advisory vote to ratify the appointment of the Company's independent registered public accounting firm, Baker Tilly Virchow Krause, LLP.	For	For	Issuer
Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Southwest Gas Corporation	5/4/2016	844895102	SWX	Election of Directors:
				1. Robert L. Boughner	For	For	Issuer
				2. Jose D. Cardenas	For	For	Issuer
				3. Thomas E. Chestnut	For	For	Issuer
				4. Stephen C. Comer	For	For	Issuer
				5. Leroy C. Hanneman, Jr.	For	For	Issuer
				6. John P. Hester	For	For	Issuer
				7. Anne L. Mariucci	For	For	Issuer
				8. Michael J. Melarkey	For	For	Issuer
				9. A. Randall Thoman	For	For	Issuer
				10. Thomas A. Thomas	For	For	Issuer
				11. Terrence L. Wright	For	For	Issuer

				To amend and reapprove the Company's Restricted Stock/Unit Plan	For	For	Issuer

				To approve an amendment to the Company's Bylaws to reduce the upper and lower limits of the range of required directors.	For	For	Issuer

				To approve, on an advisory basis, the Company's executive compensation.	For	For	Issuer

				To ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for fiscal year 2016.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Kinder Morgan, Inc.	5/10/2016	49456B101	KMI	Election of Directors:
				1. Richard D. Kinder	For	For	Issuer
				2. Steven J. Kean	For	For	Issuer
				3. Ted A. Gardner	For	For	Issuer
				4. Anthony W. Hall, Jr.	For	For	Issuer
				5. Gary L. Hultquist	For	For	Issuer
				6. Ronald L. Kuehn, Jr.	For	For	Issuer
				7. Deborah A. Macdonald	For	For	Issuer
				8. Michael A. Morgan	For	For	Issuer
				9. Arthur C. Reichstetter	For	For	Issuer
				10.Fayez Sarofim	For	For	Issuer
				11. C. Park Shaper	For	For	Issuer
				12. William A. Smith	For	For	Issuer
				13. Joel V. Staff	For	For	Issuer
				14. Robert F. Vagt	For	For	Issuer
				15. Perry M. Waughtal	For	For	Issuer

				Ratification of the selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2016	For	For	Issuer

				Stockholder proposal relating to a report on the Company's response to climate change	Against	For	Shareholder

				Stockholder proposal relating to a report on methane emissions	For	Against	Shareholder

				Stockholder proposal relating to an annual sustainability report	For	Against	Shareholder

				Stockholder proposal relating to a report on diversity of the Board of Directors	Against	For	Shareholder

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
NiSource Inc	5/11/2016	65473P105	NI	Election Of Director: Richard A. Abdoo	For	For	Issuer
				Election Of Director: Aristides S. Candris	For	For	Issuer
				Election Of Director: Wayne S. DeVeydt	For	For	Issuer
				Election Of Director: Joseph Hamrock	For	For	Issuer
				Election Of Director: Deborah A. Henretta	For	For	Issuer
				Election Of Director: Michael E. Jesanis	For	For	Issuer
				Election Of Director: Kevin T. Kabat	For	For	Issuer
				Election Of Director: Richard L. Thompson	For	For	Issuer
				Election Of Director: Carolyn Y. Woo	For	For	Issuer

				To approve executive compensation on an advisory basis.	For	For	Issuer

				To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accountants for the year 2016.	For	For	Issuer

				To consider a stockholder proposal regarding reports on political contributions.	Against	For	Shareholder

				To consider a stockholder proposal regarding a senior executive equity retention policy.	Against	For	Shareholder

				To consider a stockholder proposal regarding accelerated vesting of equity awards of senior executives upon a change in control.	For	Against	Shareholder

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Enbridge Inc.	5/12/2016	29250N105	ENB	Election of Directors:
				1. David A. Arledge	For	For	Issuer
				2. James J. Blanchard	For	For	Issuer
				3. Marcel R. Coutu	For	For	Issuer
				4. J. Herb England	For	For	Issuer
				5. Charles W. Fischer	For	For	Issuer
				6. V.M. Kempson Darkes	For	For	Issuer
				7. Al Monaco	For	For	Issuer
				8. George K. Petty	For	For	Issuer
				9. Rebecca B. Roberts	For	For	Issuer
				10. Dan C. Tutcher	For	For	Issuer
				11. Catherine L. Williams	For	For	Issuer

				Appoint PricewaterhouseCoopers LLP as auditors.	For	For	Issuer

				Vote on the Company's approach to Executive compensation. While this vote is non-binding, it gives shareholders an opportunity to provide important input to the Company's board.	For	For	Issuer

Vote on the shareholder proposal set out in Appendix A to the Company's Management Information Circular dated March 8, 2016 regarding request for proposals for the engagement of the external auditor every eight years.
					Against	For	Shareholder

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Questar Corporation	5/12/2016	748356102	STR	Proposal to approve the agreement and Plan Of Merger, dated January 31, 2016, by and among Dominion Resources, Inc., Diamond Beehive Corp. and Questar Corporation.	For	For	Issuer

Proposal to approve a non-binding, advisory proposal to approve the compensation that may be paid or may become payable to the Company's named executive officers in connection with, or following, the consummation of the Merger.
					For	For	Issuer

Proposal to approve the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the Merger Agreement.
					For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Semgroup Corporation	5/17/2016	81663A105	SEMG	Election of Directors:
				1. Ronald A. Ballschmiede	For	For	Issuer
				2. Sarah M. Barpoulis	For	For	Issuer
				3. John F. Chlebowski	For	For	Issuer
				4. Carlin G. Connor	For	For	Issuer
				5. Karl F. Kurz	For	For	Issuer
				6. James H. Lytal	For	For	Issuer
				7. Thomas R. McDaniel	For	For	Issuer

				To approve, on a non-binding advisory basis, the compensation of the Company's named executive officers.	For	For	Issuer

				Ratification of BDO USA, LLP as independent registered public accounting firm for 2016	For	For	Issuer

To approve the Semgroup Corporation Equity Incentive Plan, as Amended and Restated, to increase the number of shares of Class A Common Stock available for issuance under the plan by 800,000 shares and make certain other changes to the terms of the plan as described in Proposal 4 of the Proxy Statement.
					For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Targa Resources Corp	5/17/2016	87612G101	TRGP	Election of Directors:
				Rene R. Joyce	For	For	Issuer
				Waters S. Davis, IV	For	For	Issuer
				Chris Tong	For	For	Issuer

				Ratification of selection of independent auditors.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Oneok, Inc.	5/25/2016	682680103	OKE	1a. Election Of Director: Brian L. Derksen	For	For	Issuer
				1b. Election Of Director: Julie H. Edwards	For	For	Issuer
				1c. Election Of Director: John W. Gibson	For	For	Issuer
				1d. Election Of Director: Randall J. Larson	For	For	Issuer
				1e. Election Of Director: Steven J. Malcolm	For	For	Issuer
				1f. Election Of Director: Kevin S. McCarthy	For	For	Issuer
				1g. Election Of Director: Jim W. Mogg	For	For	Issuer
				1h. Election Of Director: Pattye L. Moore	For	For	Issuer
				1i. Election Of Director: Gary D. Parker	For	For	Issuer
				1j. Election Of Director: Eduardo A. Rodriguez	For	For	Issuer
				1k. Election Of Director: Terry K. Spencer	For	For	Issuer

				Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of Oneok, Inc. for the year ending December 31, 2016	For	For	Issuer

				An advisory vote to approve Oneok, Inc.'s executive compensation	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Northwest Natural Gas Company	5/26/2016	667655104	NWM	Election of Directors:
				1. Tod R. Hamachek	For	For	Issuer
				2. Jane L. Peverett	For	For	Issuer
				3. Kenneth Thrasher	For	For	Issuer

				Advisory vote to approve named executive officer compensation.	For	For	Issuer

				The ratification of the appointment of PricewaterhouseCoopers LLP as NW Natural's independent registered public accountants for the fiscal year 2016.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
One Gas, Inc.	5/26/2016	68235P108	OGS	Election Of Class II Director: Pierce H. Norton II	For	For	Issuer

				Election Of Class II Director: Eduardo A. Rodriguez	For	For	Issuer

				Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of One Gas, Inc. for the year ending December 31, 2016.	For	For	Issuer

				Advisory vote to approve the Company's executive compensation.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Cheniere Energy, Inc.	6/2/2016	16411R208	LNG	1a. Election Of Director: G. Andrea Botta	For	For	Issuer
				1b. Election Of Director: Neal A. Shear	For	For	Issuer
				1c. Election Of Director: Vicky A. Bailey	For	For	Issuer
				1d. Election Of Director: Nuno Brandolini	For	For	Issuer
				1e. Election Of Director: Jonathan Christodoro	For	For	Issuer
				1f. Election Of Director: David I. Foley	For	For	Issuer
				1g. Election Of Director: David B. Kilpatrick	For	For	Issuer
				1h. Election Of Director: Samuel Merksamer	For	For	Issuer
				1i. Election Of Director: Donald F. Robillard, Jr	For	For	Issuer
				1j. Election Of Director: Heather R. Zichal	For	For	Issuer

				To approve, on an advisory and non-binding basis, the compensation of the Company's named executive officers for fiscal year 2015 as disclosed in the Proxy Statement.	Against	Against	Issuer

				To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2016.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Buckeye Partners, L.P.	6/7/2016	118230101	BPL	Election of Directors:
				1. Oliver G. Richard, III	For	For	Issuer
				2. Clark C. Smith	For	For	Issuer
				3. Frank S. Sowinski	For	For	Issuer

				The ratification of the selection of Deloitte & Touche LLP as Buckeye Partners, L.P.'s independent registered public accountants for 2016.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Columbia Pipeline Group, Inc.	6/22/2016	198280109	CPGX
Proposal to adopt the Agreement and Plan of Merger, dated March 17, 2016, by and among TransCanada Pipelines Limited, TransCanada Pipeline USA Ltd., Taurus Merger Sub Inc., Columbia Pipeline Group, Inc. ("CPG") and, solely for purposes of Section 3.02, Section 5.02, Section 5.09 and Article VIII, TransCanada Corporation
					For	For	Issuer

				Proposal to approve, by non-binding, advisory vote, certain compensation arrangements for CPG's named executive officers in connection with the merger.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
The Williams Company, Inc.	6/27/2016	969457100	WMB
To approve the adoption of the Agreement and Plan of Merger (the "Merger Agreement") among Energy Transfer Equity, L.P., Energy Transfer Corp LP ("ETC"), Energy Transfer Corp GP, LLC, LE GP, LLC, Energy Transfer Equity GP, LLC and Williams Companies, Inc. ("WMB"), and the transactions contemplated thereby, including the merger of WMB with and into etc.
					Against	Against	Issuer

				To approve, on an advisory (non-binding) basis, specified compensatory arrangements between WMB and its named executive officers relating to the transactions contemplated by the Merger Agreement.	Against	Against	Issuer

To approve the adjournment of the special meeting from time to time, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the merger proposal.
					Against	Against	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Montage Managers Trust

By (Signature and Title)  /s/ Gary Henson
                                            Gary Henson, President
                                            (Principal Executive Officer)

Date   August 17, 2016